Property and Equipment - Schedule of Components of Lease Property (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Right-of-use lease assets - operating	₩ 450,933
Less: Accumulated depreciation	(184,152)
Right-of-use lease assets - operating, net	266,781
Total, net	₩ 307,155	₩ 44,224